Average Annual Total Returns - Admiral - Vanguard Intermediate-Term Treasury Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg U.S. Treasury 3-10 Year Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Treasury 3-10 Year Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Treasury 3-10 Year Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced Bloomberg U.S. Treasury 3-10 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Bloomberg U.S. Treasury 3-10 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Bloomberg U.S. Treasury 3-10 Year Index in USD (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	7.65%	3.55%	3.28%	6.77%	2.73%	2.50%	4.61%	2.37%	2.22%	7.67%	3.63%	3.39%	7.67%	3.63%	3.38%	7.75%	4.53%	3.89%